UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22965

 NAME OF REGISTRANT:                     Value Line Funds Investment
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 7 Times Square
                                         21st Floor
                                         New York, NY 10036

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Value Line Funds Investment
                                         Trust
                                         7 Times Square
                                         21st Floor
                                         New York, NY 10036

 REGISTRANT'S TELEPHONE NUMBER:          212-907-1900

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Value Line Defensive Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Worthington Value Line Dynamic Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Value Line Funds Investment Trust
By (Signature)       /s/ Mitchell E. Appel
Name                 Mitchell E. Appel
Title                President
Date                 08/13/2019